	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	296	0	0	0.00%
2	Data Integrity - Current UPB	296	0	0	0.00%
3	Data Integrity - Current Interest Rate	296	0	0	0.00%
4	Data Integrity - Marketable Title Date	10	0	0	0.00%
5	Data Integrity - Loan Status	296	0	0	0.00%
6	Data Integrity - Max Claim Amount	296	0	0	0.00%
7	Data Integrity - Called Due Date	198	0	0	0.00%
8	Data Integrity - UPB at Called Due Date	198	0	0	0.00%
9	Data Integrity - Original Note Rate	296	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	187	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	187	0	0	0.00%
12	Data Integrity - Debenture Rate	296	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	105	0	0	0.00%
14	Data Integrity - Closing Date	296	0	0	0.00%
15	Data Integrity - Amortization Type	296	0	0	0.00%
16	Data Integrity - FHA Case Number	296	0	0	0.00%
17	Data Integrity - Original Principal Limit	296	0	0	0.00%
18	FHA Insurance	818	0	0	0.00%
19	Valuation Integrity	294	23	23	7.82%
20	Property Inspections	264	264	264	100.00%
21	Borrower's Age	264	13	13	4.92%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	175	23	23	13.14%
23	Property Preservation to Allowable Limit	276	9	9	3.26%
24	Tax and Insurance Disbursement Verification*	238	4	4	1.68%
25	Corporate Advance Disbursement Verification*	283	0	0	0.00%
26	Lien Search	37	6	4	10.81%
27	BPO Order	204	0	0	0.00%
	*individual disbursement transactions on loans within the sample population